PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) as of April 30, 2023
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Aerospace & Defense 1.3%
Hexcel Corp.	4,043	$291,420
Spirit AeroSystems Holdings, Inc. (Class A Stock)	1,944	57,853
		349,273
Banks 6.4%
Atlantic Union Bankshares Corp.	3,077	88,064
BankUnited, Inc.	6,001	135,322
Brookline Bancorp, Inc.	10,781	102,851
Eastern Bankshares, Inc.	12,762	148,677
Enterprise Financial Services Corp.	5,519	235,992
First Bancorp	3,869	119,088
Hilltop Holdings, Inc.	6,457	200,296
Pinnacle Financial Partners, Inc.	5,562	301,627
Western Alliance Bancorp	2,075	77,024
Wintrust Financial Corp.	2,753	188,223
WSFS Financial Corp.	4,427	155,698
		1,752,862
Biotechnology 4.1%
Apellis Pharmaceuticals, Inc.*	3,854	321,539
Arcutis Biotherapeutics, Inc.*	7,556	104,575
Avid Bioservices, Inc.*	15,395	277,880
Celldex Therapeutics, Inc.*	4,521	142,140
Syndax Pharmaceuticals, Inc.*	7,236	148,700
Vaxcyte, Inc.*	3,123	133,758
		1,128,592
Building Products 1.5%
Armstrong World Industries, Inc.	1,502	103,127
Hayward Holdings, Inc.*	15,863	190,991
Zurn Elkay Water Solutions Corp.	5,462	117,706
		411,824
Capital Markets 3.8%
AssetMark Financial Holdings, Inc.*	3,476	106,644
Bridge Investment Group Holdings, Inc. (Class A Stock)	13,005	129,920
Brightsphere Investment Group, Inc.	4,236	95,649
Hamilton Lane, Inc. (Class A Stock)	2,593	191,052

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
Houlihan Lokey, Inc.	3,982	$363,875
Lazard Ltd. (Class A Stock)	2,240	70,112
Moelis & Co. (Class A Stock)	2,344	88,791
		1,046,043
Chemicals 0.7%
Avient Corp.	4,746	182,768
Commercial Services & Supplies 1.8%
ACV Auctions, Inc. (Class A Stock)*	16,831	219,308
Casella Waste Systems, Inc. (Class A Stock)*	3,108	276,612
		495,920
Construction & Engineering 1.3%
Concrete Pumping Holdings, Inc.*	19,386	134,733
Construction Partners, Inc. (Class A Stock)*	5,057	131,178
Great Lakes Dredge & Dock Corp.*	15,929	91,273
		357,184
Construction Materials 1.3%
Summit Materials, Inc. (Class A Stock)*	12,733	349,012
Consumer Staples Distribution & Retail 2.0%
Chefs’ Warehouse, Inc. (The)*	5,907	196,467
Performance Food Group Co.*	5,406	338,902
		535,369
Diversified REITs 0.2%
American Assets Trust, Inc.	2,991	54,436
Diversified Telecommunication Services 0.9%
Cogent Communications Holdings, Inc.	3,468	239,431
Electric Utilities 0.5%
PNM Resources, Inc.	2,762	132,935
Electronic Equipment, Instruments & Components 0.9%
Littelfuse, Inc.	1,063	257,501

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Energy Equipment & Services 2.3%
Cactus, Inc. (Class A Stock)	10,633	$430,424
Patterson-UTI Energy, Inc.	17,301	193,598
		624,022
Financial Services 1.4%
Shift4 Payments, Inc. (Class A Stock)*	5,676	384,663
Food Products 2.6%
Adecoagro SA (Brazil)	21,776	184,225
Freshpet, Inc.*	2,471	170,425
Utz Brands, Inc.	18,549	350,761
		705,411
Ground Transportation 0.9%
Saia, Inc.*	823	245,065
Health Care Equipment & Supplies 5.8%
CONMED Corp.	2,879	361,516
Inari Medical, Inc.*	4,229	280,890
Inspire Medical Systems, Inc.*	1,247	333,735
Integra LifeSciences Holdings Corp.*	3,665	202,748
Nevro Corp.*	2,082	60,940
Outset Medical, Inc.*	5,988	107,724
Silk Road Medical, Inc.*	5,402	237,796
		1,585,349
Health Care Providers & Services 2.4%
Acadia Healthcare Co., Inc.*	4,290	310,124
LifeStance Health Group, Inc.*	10,348	84,336
Option Care Health, Inc.*	1,678	53,948
Progyny, Inc.*	5,887	195,684
		644,092
Health Care Technology 0.8%
Phreesia, Inc.*	6,590	208,508
Hotel & Resort REITs 0.8%
Summit Hotel Properties, Inc.	33,080	213,035

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Hotels, Restaurants & Leisure 2.9%
Bloomin’ Brands, Inc.	14,318	$354,657
Golden Entertainment, Inc.*	1,965	82,844
Wingstop, Inc.	1,714	342,989
		780,490
Household Durables 1.5%
Century Communities, Inc.	5,876	395,690
Independent Power & Renewable Electricity Producers 1.2%
NextEra Energy Partners LP	5,527	317,858
Industrial REITs 1.0%
Plymouth Industrial REIT, Inc.	12,964	262,391
Insurance 2.5%
Axis Capital Holdings Ltd.	8,323	470,582
James River Group Holdings Ltd.	7,272	141,586
Skyward Specialty Insurance Group, Inc.*	3,776	80,731
		692,899
IT Services 0.9%
Grid Dynamics Holdings, Inc.*	23,552	256,010
Leisure Products 1.2%
Brunswick Corp.	3,843	325,848
Life Sciences Tools & Services 1.3%
Azenta, Inc.*	2,241	97,461
BioLife Solutions, Inc.*	6,135	107,730
Olink Holding AB (Sweden), ADR*	7,454	160,783
		365,974
Machinery 3.7%
Energy Recovery, Inc.*	7,166	161,450
Enerpac Tool Group Corp.	7,989	189,818
EnPro Industries, Inc.	1,205	113,595

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Machinery (cont’d.)
Helios Technologies, Inc.	762	$45,827
Trinity Industries, Inc.	20,305	486,305
		996,995
Marine Transportation 1.4%
Kirby Corp.*	5,466	392,677
Metals & Mining 2.2%
B2Gold Corp. (Canada)	46,958	185,015
Constellium SE*	16,477	244,683
ERO Copper Corp. (Brazil)*	9,138	179,927
		609,625
Mortgage Real Estate Investment Trusts (REITs) 0.9%
Ladder Capital Corp.	24,859	232,432
Office REITs 0.2%
Cousins Properties, Inc.	3,079	67,153
Oil, Gas & Consumable Fuels 4.1%
Chord Energy Corp.	3,799	540,712
PDC Energy, Inc.	8,808	572,960
		1,113,672
Passenger Airlines 0.7%
Sun Country Airlines Holdings, Inc.*	10,179	200,832
Personal Care Products 2.4%
elf Beauty, Inc.*	7,081	656,834
Pharmaceuticals 3.5%
Pacira BioSciences, Inc.*	4,205	190,528
Pliant Therapeutics, Inc.*	5,303	149,810
Prestige Consumer Healthcare, Inc.*	4,286	263,718
Revance Therapeutics, Inc.*	9,011	286,820
Verona Pharma PLC (United Kingdom), ADR*	3,580	75,001
		965,877

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Professional Services 3.0%
ASGN, Inc.*	1,234	$88,342
HireRight Holdings Corp.*	7,276	77,126
Huron Consulting Group, Inc.*	4,574	387,829
Paycor HCM, Inc.*	11,187	262,895
		816,192
Residential REITs 2.0%
Independence Realty Trust, Inc.	18,899	314,668
UMH Properties, Inc.	15,062	228,943
		543,611
Retail REITs 0.7%
Retail Opportunity Investments Corp.	14,646	190,837
Semiconductors & Semiconductor Equipment 3.8%
MACOM Technology Solutions Holdings, Inc.*	3,651	212,999
MaxLinear, Inc.*	6,111	147,458
SiTime Corp.*	951	103,155
Tower Semiconductor Ltd. (Israel)*	9,810	441,499
Universal Display Corp.	925	123,451
		1,028,562
Software 6.4%
Clear Secure, Inc. (Class A Stock)	10,347	250,294
Descartes Systems Group, Inc. (The) (Canada)*	1,740	137,773
EngageSmart, Inc.*	10,794	185,333
Intapp, Inc.*	6,028	243,049
PagerDuty, Inc.*	8,693	261,311
Q2 Holdings, Inc.*	4,819	118,644
Sprout Social, Inc. (Class A Stock)*	7,519	370,386
Varonis Systems, Inc.*	7,732	179,073
		1,745,863
Specialized REITs 1.1%
National Storage Affiliates Trust	8,087	311,754
Specialty Retail 1.7%
Boot Barn Holdings, Inc.*	2,885	209,076

PGIM Jennison Small-Cap Core Equity Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail (cont’d.)
Citi Trends, Inc.*	2,654	$45,808
Foot Locker, Inc.	4,693	197,059
		451,943
Textiles, Apparel & Luxury Goods 1.2%
Kontoor Brands, Inc.	7,080	319,804
Trading Companies & Distributors 1.6%
Core & Main, Inc. (Class A Stock)*	5,422	141,297
Herc Holdings, Inc.	2,219	221,945
Rush Enterprises, Inc. (Class A Stock)	1,128	59,908
		423,150

Total Long-Term Investments (cost $23,023,813)		26,368,268

Short-Term Investment 2.8%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (cost $757,360)(wj)	757,360	757,360

TOTAL INVESTMENTS 99.6% (cost $23,781,173)		27,125,628
Other assets in excess of liabilities 0.4%		101,427

Net Assets 100.0%		$27,227,055

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
LP—Limited Partnership
REITs—Real Estate Investment Trust

*	Non-income producing security.
(wj)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).